PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 91.9%
Asset-Backed Securities 4.6%
Cayman Islands 3.6%
HPS Loan Management Ltd.,
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.394%(c)	04/20/34		500	$500,246
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.579(c)	07/22/32		250	250,000

Mountain View CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.491(c)	10/15/34		250	250,000
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.494(c)	07/20/30		230	229,857
					1,230,103
United States 1.0%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	100,828
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.900(cc)	01/16/46		73	74,094
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24		150	149,738
					324,660

Total Asset-Backed Securities (cost $1,554,382)					1,554,763
Commercial Mortgage-Backed Securities 6.2%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	23	17,937
Ireland 1.2%
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)	1.550(c)	08/17/31	GBP	99	132,572

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Ireland (cont’d.)
Taurus DAC, (cont’d.)
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)	1.800%(c)	08/17/31	GBP	99	$132,564
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	08/17/31	GBP	99	132,595
					397,731
United Kingdom 0.8%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.069(c)	01/23/29	GBP	200	270,409
United States 4.2%
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36		255	251,163
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37		98	98,112
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		399	44,502
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,155	114,607
Series KG03, Class X1, IO	1.381(cc)	06/25/30		1,290	125,227

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	224,002
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	283,374
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.306(c)	01/15/36		100	99,940
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.856(c)	01/15/36		100	99,940

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	05/15/31		100	99,880
					1,440,747

Total Commercial Mortgage-Backed Securities (cost $2,136,748)					2,126,824

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 29.2%
Australia 0.4%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000%	08/28/25	EUR	100	$118,175
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		60	71,243
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	100	145,403
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	109,743
China 0.3%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		92	94,149
France 2.2%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	104,902
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	108,441
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	104,902

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	114,463
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	117,581
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	92,847
Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	100	111,102
					754,238
Germany 2.5%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	238,752
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	100,881

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes, 144A	6.625%	07/15/28	EUR	90	$103,891
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	113,430
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	114,249
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	183,473
					854,676
Hong Kong 0.8%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	116,341
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	155,580
					271,921
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	115,950
Iceland 0.3%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	100	111,217
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,978
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	103,768
Italy 1.0%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	132,594
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	214,407
					347,001

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.5%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	50	$55,321
Gtd. Notes	3.638	06/20/22	CHF	100	108,543
					163,864
Luxembourg 1.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	113,571
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	113,572

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	218,475
					445,618
Mexico 1.3%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	227,582
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	225,028
					452,610
Netherlands 1.9%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	70,545
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	135	155,606
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	213,455
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	207,904
					647,510
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		97	91,987
Poland 0.9%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	295,576

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia 1.5%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500%	03/21/26	EUR	200	$221,650
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	100,757
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	100	167,132
					489,539
Spain 0.4%
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	102,819
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	35	41,369
					144,188
Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	28,809
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	110,066
					138,875
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	117,296
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	147,400
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	76,222
					340,918
United Kingdom 4.7%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	113,985
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	248,916
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	121,832

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	100	$137,190
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	112,758
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	112,758

HSBC Holdings PLC, Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	144,553
InterContinental Hotels Group PLC, Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	230,998
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	132,461
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	111,619
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	136,537
					1,603,607
United States 5.6%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	117,633
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125	08/15/26	EUR	150	160,786
Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	150	169,821
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	116,066
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	28,439
Citigroup, Inc., Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	128,545
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	100	111,008
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	15,078
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50,000	27,198
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	100	115,993
Mozart Debt Merger Sub, Inc., Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	24,086

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375%	04/24/30	GBP	150	$201,688
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,897
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,991

Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	113,941
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	125,286
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	108,162
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	114,332
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,960
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	51,915

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	119,974
					1,884,799

Total Corporate Bonds (cost $10,074,443)					9,913,553
Residential Mortgage-Backed Securities 1.7%
Bermuda 0.4%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28		4	4,326
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31		141	141,473
					145,799
Ireland 0.3%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	74	82,465

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States 1.0%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050%(c)	11/25/50		10	$10,453
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50		51	51,821

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882	10/25/59		78	78,383
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22		97	97,491
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25		100	100,153
					338,301

Total Residential Mortgage-Backed Securities (cost $569,722)					566,565
Sovereign Bonds 50.2%
Belgium 1.7%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 73, 144A, Series 73	3.000	06/22/34	EUR	400	586,032
Brazil 1.5%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		35	36,255
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		455	463,084
					499,339
Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	156,139
Canada 0.7%
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	83,326

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)
Province of Nova Scotia, Unsec’d. Notes	3.450%	06/01/45	CAD	100	$84,450
Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	100	75,131
					242,907
China 3.7%
China Government Bond, Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	172,420
China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	107,729
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	976,551
					1,256,700
Colombia 2.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	722,940
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	248,972
Cyprus 2.2%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	235,534
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	249,175
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	262,276
					746,985
France 0.3%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	90,023
Greece 3.0%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	832,796
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	109,225

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	60	$87,665
					1,029,686
Hungary 0.3%
Hungary Government International Bond, Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	114,444
Indonesia 3.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	110,800
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	110,842
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	344,882
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	232,554
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	163,968
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	256,023
					1,219,069
Israel 0.7%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	241,164
Italy 8.2%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	183,819
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	160,726
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	340	464,253

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	89	111,578
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.643(s)	02/20/31	EUR	134	135,069
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	200,054
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	89,268
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	336,757
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,100,945
					2,782,469

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	11/09/28	EUR	115	$136,649
Mexico 2.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	109,801
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	341,694
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	213,203
					664,698
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	54,466
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	122,598
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	394,099
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	26,202
					542,899
Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	327,855
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	112,409
					440,264
Portugal 3.8%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	94,584
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	835,086
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	265,443
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	103,738
					1,298,851

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 1.3%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125%	03/07/28	EUR	120	$134,736
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	109,128
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	55,460
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	113,815
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	41,054
					454,193
Russia 0.7%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	231,431
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	144,472
Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	299,810
Spain 7.0%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	92,621
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	107,871
Spain Government Bond,
Bonds, 144A	5.150	10/31/28(k)	EUR	185	274,204
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	28,047
Sr. Unsec’d. Notes, 144A	1.000	10/31/50(k)	EUR	310	306,494
Sr. Unsec’d. Notes, 144A	1.400	04/30/28(k)	EUR	70	83,954
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	403,779
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	82,344

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	999,473
					2,378,787
Ukraine 0.9%
Ukraine Government International Bond, Sr. Unsec’d. Notes	6.750	06/20/26	EUR	300	289,010

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom 0.5%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875%	07/23/42	GBP	100	$162,827

Total Sovereign Bonds (cost $17,074,065)					17,035,226

Total Long-Term Investments (cost $31,409,360)					31,196,931

	Shares
Short-Term Investments 4.5%
Unaffiliated Fund 4.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,518,051)	1,518,051	1,518,051
Options Purchased*~ 0.0%
	(cost $6,300)		7,314

	Total Short-Term Investments (cost $1,524,351)		1,525,365

	TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 96.4% (cost $32,933,711)		32,722,296
Options Written*~ (0.0)%
	(premiums received $7,500)		(9,665)

	TOTAL INVESTMENTS, NET OF OPTION WRITTEN 96.4% (cost $32,926,211)		32,712,631
	Other assets in excess of liabilities(z) 3.6%		1,224,621

	Net Assets 100.0%		$33,937,252

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Option Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	1,875	$773
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	1,875	6,541
Total Options Purchased (cost $6,300)									$7,314

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	500	$(1,109)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	500	(8,556)
Total Options Written (premiums received $7,500)								$(9,665)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Canadian Government Bonds	Mar. 2022	$218,857	$(4,282)
2	10 Year U.S. Treasury Notes	Mar. 2022	255,938	(1,251)
12	20 Year U.S. Treasury Bonds	Mar. 2022	1,867,500	(33,754)
8	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	1,511,500	(34,108)
8	Euro-OAT	Mar. 2022	1,447,093	(36,609)
				(110,004)
Short Positions:
3	3 Month CME SOFR	Jun. 2022	746,812	3,332
29	2 Year U.S. Treasury Notes	Mar. 2022	6,283,031	44,091
27	5 Year Euro-Bobl	Mar. 2022	4,011,256	64,587
12	5 Year U.S. Treasury Notes	Mar. 2022	1,430,438	20,736
21	10 Year Euro-Bund	Mar. 2022	3,989,719	121,202
4	10 Year U.K. Gilt	Mar. 2022	656,096	12,125
2	10 Year U.S. Ultra Treasury Notes	Mar. 2022	285,656	10,022
20	British Pound Currency	Mar. 2022	1,681,875	(28,900)
163	Euro Currency	Mar. 2022	22,929,006	171,608
44	Euro Schatz Index	Mar. 2022	5,530,183	16,909
				435,712
				$325,708

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	BNP Paribas S.A.	AUD	31	$22,118	$22,197	$79	$—
Brazilian Real,
Expiring 02/02/22	Credit Suisse International	BRL	1,216	214,968	228,935	13,967	—
Expiring 03/03/22	Credit Suisse International	BRL	895	164,849	167,199	2,350	—
British Pound,
Expiring 02/02/22	Standard Chartered Bank	GBP	1,635	2,200,930	2,198,726	—	(2,204)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	62	83,385	83,585	200	—
Canadian Dollar,
Expiring 04/19/22	BNP Paribas S.A.	CAD	40	31,701	31,717	16	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	75,324	88,269	93,504	5,235	—
Chinese Renminbi,
Expiring 02/18/22	Deutsche Bank AG	CNH	209	32,646	32,695	49	—
Expiring 02/18/22	HSBC Bank PLC	CNH	134	20,897	20,972	75	—
Colombian Peso,
Expiring 03/16/22	HSBC Bank PLC	COP	68,322	17,188	17,213	25	—
Euro,
Expiring 02/02/22	Morgan Stanley & Co. International PLC	EUR	59	66,792	66,230	—	(562)
Expiring 02/02/22	UBS AG	EUR	1,433	1,623,167	1,609,885	—	(13,282)
Expiring 03/02/22	Citibank, N.A.	EUR	94	105,786	105,400	—	(386)
Expiring 03/02/22	JPMorgan Chase Bank, N.A.	EUR	1,427	1,610,226	1,603,916	—	(6,310)
Expiring 03/02/22	JPMorgan Chase Bank, N.A.	EUR	46	52,484	52,254	—	(230)
Expiring 04/19/22	Barclays Bank PLC	EUR	46	52,560	51,560	—	(1,000)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	53	60,755	60,144	—	(611)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	53	59,355	59,488	133	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	12,495	39,529	39,177	—	(352)
Expiring 04/19/22	BNP Paribas S.A.	HUF	6,931	21,668	21,732	64	—
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	32	10,202	10,170	—	(32)
Japanese Yen,
Expiring 02/02/22	Morgan Stanley & Co. International PLC	JPY	44,451	390,265	386,266	—	(3,999)
Expiring 04/19/22	Citibank, N.A.	JPY	6,829	59,321	59,399	78	—
Malaysian Ringgit,
Expiring 03/16/22	Barclays Bank PLC	MYR	72	17,209	17,213	4	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	NOK	191	$21,760	$21,397	$—	$(363)
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	203	50,989	49,327	—	(1,662)
Russian Ruble,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,846	24,060	23,570	—	(490)
South African Rand,
Expiring 03/16/22	Citibank, N.A.	ZAR	318	20,430	20,554	124	—
South Korean Won,
Expiring 03/16/22	BNP Paribas S.A.	KRW	28,440	24,105	23,562	—	(543)
Swiss Franc,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	28	30,630	30,778	148	—
				$7,218,244	$7,208,765	22,547	(32,026)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	535	$385,840	$378,127	$7,713	$—
Brazilian Real,
Expiring 02/02/22	Citibank, N.A.	BRL	322	55,811	60,520	—	(4,709)
Expiring 02/02/22	Credit Suisse International	BRL	895	166,009	168,416	—	(2,407)
British Pound,
Expiring 02/02/22	Citibank, N.A.	GBP	1,635	2,215,675	2,198,726	16,949	—
Expiring 03/02/22	Standard Chartered Bank	GBP	1,635	2,200,560	2,198,352	2,208	—
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	822	654,264	646,250	8,014	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	218	34,162	34,188	—	(26)
Expiring 02/18/22	Citibank, N.A.	CNH	189	29,587	29,571	16	—
Expiring 02/18/22	Deutsche Bank AG	CNH	9,434	1,469,380	1,478,720	—	(9,340)
Expiring 02/18/22	Goldman Sachs International	CNH	187	29,216	29,387	—	(171)
Euro,
Expiring 02/02/22	Citibank, N.A.	EUR	65	73,726	73,031	695	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/02/22	JPMorgan Chase Bank, N.A.	EUR	1,427	$1,609,310	$1,603,084	$6,226	$—
Expiring 03/02/22	Citibank, N.A.	EUR	76	84,685	85,332	—	(647)
Hong Kong Dollar,
Expiring 02/18/22	The Toronto-Dominion Bank	HKD	1,026	131,770	131,636	134	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	2,724,990	187,504	189,500	—	(1,996)
Japanese Yen,
Expiring 02/02/22	Citibank, N.A.	JPY	44,451	383,748	386,265	—	(2,517)
Expiring 03/02/22	Morgan Stanley & Co. International PLC	JPY	44,451	390,350	386,342	4,008	—
Malaysian Ringgit,
Expiring 03/16/22	Barclays Bank PLC	MYR	94	22,152	22,525	—	(373)
New Zealand Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	111	75,271	73,093	2,178	—
Peruvian Nuevo Sol,
Expiring 03/16/22	Standard Chartered Bank	PEN	93	22,587	23,993	—	(1,406)
Russian Ruble,
Expiring 03/16/22	Barclays Bank PLC	RUB	1,834	23,441	23,426	15	—
Singapore Dollar,
Expiring 03/16/22	HSBC Bank PLC	SGD	30	21,966	22,214	—	(248)
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	573	35,374	37,047	—	(1,673)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	882	54,532	56,999	—	(2,467)
Swedish Krona,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	SEK	1,350	149,585	144,927	4,658	—
Swiss Franc,
Expiring 04/19/22	Barclays Bank PLC	CHF	316	343,522	341,821	1,701	—
				$10,850,027	$10,823,492	54,515	(27,980)
						$77,062	$(60,006)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	60	$(172)	$(115)	$(57)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	03/20/22	1.000%(Q)		60	0.288%	$128	$51	$77	Credit Suisse International
DP World PLC	12/20/24	1.000%(Q)		100	0.665%	1,074	271	803	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	60	0.240%	541	491	50	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		30	1.441%	592	415	177	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		110	0.204%	471	297	174	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)		110	*	669	(2,788)	3,457	Citibank, N.A.
Halliburton Co.	12/20/26	1.000%(Q)		30	0.772%	356	281	75	Goldman Sachs International
Hellenic Republic	12/20/27	1.000%(Q)		140	1.308%	(2,196)	542	(2,738)	Barclays Bank PLC
HESS Corp.	06/20/22	1.000%(Q)		200	0.336%	754	504	250	Goldman Sachs International
Naturgy Energy Group S.A.	06/20/22	1.000%(Q)	EUR	200	0.240%	932	697	235	Goldman Sachs International
Republic of France	12/20/26	0.250%(Q)		60	0.196%	173	450	(277)	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)		450	0.125%	2,066	(213)	2,279	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)		220	0.330%	2,310	(391)	2,701	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)		100	0.166%	4,485	1,354	3,131	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)		350	0.310%	3,779	(5,426)	9,205	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		115	0.425%	1,057	—	1,057	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Panama	06/20/22	1.000%(Q)	100	0.270%	$403	$68	$335	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	80	0.929%	362	225	137	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.136%	1,752	(21)	1,773	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.053%	84	(8,107)	8,191	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	9.042%	(6,205)	2,695	(8,900)	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	8.432%	(2,667)	(227)	(2,440)	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	8.246%	(8,011)	(1,378)	(6,633)	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	1.928%	(351)	(23)	(328)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	2.015%	(2,541)	(1,063)	(1,478)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	2.015%	(1,905)	(668)	(1,237)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	2.015%	(762)	(314)	(448)	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	2.225%	(5,366)	(5,478)	112	Barclays Bank PLC
Simon Property Group LP	06/20/26	1.000%(Q)	80	0.669%	1,219	815	404	Goldman Sachs International
State of Illinois	12/20/22	1.000%(Q)	100	0.426%	630	(701)	1,331	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	0.841%	565	(2,864)	3,429	Goldman Sachs International
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.209%	16,457	16,463	(6)	Barclays Bank PLC
					$10,855	$(4,043)	$14,898

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	2.106%	$12,305	$13,494	$(1,189)	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$10,107	$—	$10,107

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$2,393	$2,393
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,644)	(7,644)
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,864)	(9,864)
	110	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,811)	(7,811)
	80	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,853)	(5,853)
	70	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,092)	(5,092)
	70	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,082)	(5,082)
	160	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(11,348)	(11,348)
					$—	$(50,301)	$(50,301)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$10,853	$10,853
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(4)	14,976	14,980
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	26,590	11,698	(14,892)
AUD	361	12/08/31	1.993%(S)	6 Month BBSW(2)(S)	—	(3,728)	(3,728)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	10,154	10,157
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(4)	10,476	10,480
BRL	6,910	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(142,574)	(142,574)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(3,862)	(3,862)
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(20,780)	(20,780)
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	18,663	18,663
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	28,207	28,207
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	15,631	15,631
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,323	6,323
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(30,124)	(30,124)
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(30,355)	(30,355)
BRL	991	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(29,340)	(29,340)
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(39,415)	(39,415)
CAD	620	04/05/22	1.445%(S)	3 Month CDOR(2)(S)	(851)	2,337	3,188
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(1)	(17,724)	(17,723)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,356	5,063	3,707
CAD	320	05/30/37	2.240%(S)	3 Month CDOR(2)(S)	(13,605)	(5,668)	7,937
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	1,522	1,523
CAD	160	12/03/40	2.800%(S)	3 Month CDOR(1)(S)	(26,736)	(6,379)	20,357
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,249)	(5,892)	1,357
CHF	80	04/03/22	0.000%(A)	1 Day SARON(1)(S)	108	(304)	(412)
CHF	80	04/03/22	0.000%(A)	6 Month CHF LIBOR(2)(S)	(58)	315	373
CHF	140	01/31/29	0.260%(A)	1 Day SARON(2)(S)	(657)	360	1,017
CHF	80	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(492)	3,283	3,775
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(8,841)	(8,841)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(17,113)	(17,113)
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(20,801)	(20,801)
CLP	164,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(45,703)	(45,703)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	2,231	2,234
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,360	2,361
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,008	4,008
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	7,409	7,407
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	7,143	7,146

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(1)	$8,047	$8,048
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	7,946	7,952
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	5,606	5,606
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8)	5,247	5,255
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	7,401	7,403
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(2,889)	(2,891)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	10,629	10,636
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	24	27,066	27,042
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	4,752	4,757
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(17,383)	(17,383)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	7,798	(10,192)	(17,990)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)	(5,308)	(21,128)	(15,820)
EUR	620	05/11/22	(0.250)%(A)	1 Day ESTR(2)(A)	(504)	2,264	2,768
EUR	3,205	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(17,125)	(17,125)
EUR	2,125	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(21,150)	(21,150)
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(7,996)	(7,996)
EUR	171	08/15/30	(0.191)%(A)	1 Day ESTR(2)(A)	(79)	(6,178)	(6,099)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(70,399)	56,057	126,456
EUR	81	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(984)	(984)
EUR	165	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	1,935	1,935
EUR	100	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	2,349	2,349
EUR	100	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(2,315)	(2,315)
EUR	242	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	4,051	4,051

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	242	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	$—	$(4,007)	$(4,007)
EUR	200	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(1,342)	(1,342)
EUR	83	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(777)	(777)
EUR	102	11/10/61	0.015%(A)	6 Month EURIBOR(1)(S)	—	713	713
EUR	101	11/10/71	(0.049)%(A)	6 Month EURIBOR(2)(S)	—	(675)	(675)
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,154	(566)	(2,720)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	9,311	182	(9,129)
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(4,011)	(19,843)	(15,832)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	124,286	27,336	(96,950)
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(19,462)	(19,461)
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	(13,533)	(13,533)
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(15,329)	(15,329)
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(16,363)	(16,363)
HUF	57,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	—	(40,100)	(40,100)
JPY	35,000	02/06/22	0.000%(S)	HESS Corp.(2)(S)	(6)	100	106
JPY	35,000	02/06/22	0.000%(A)	1 Day TONAR(1)(A)	31	(38)	(69)
JPY	100,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(21)	237	258
JPY	100,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	150	(86)	(236)
JPY	90,000	05/24/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(10)	216	226
JPY	90,000	05/24/22	0.000%(A)	1 Day TONAR(1)(A)	131	(65)	(196)
JPY	57,765	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(2)	131	133
JPY	57,765	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	81	(33)	(114)
JPY	301,250	06/20/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(526)	705	1,231
JPY	301,250	06/20/22	0.000%(A)	1 Day TONAR(1)(A)	433	26	(407)
JPY	115,000	06/22/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(197)	232	429
JPY	45,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	58	(13)	(71)
JPY	70,000	06/22/22	0.000%(A)	1 Day TONAR(1)(A)	89	(21)	(110)
JPY	46,500	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(83)	70	153
JPY	46,500	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	61	12	(49)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)	$(1,199)	$4,469	$5,668
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)	(442)	3,721	4,163
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	4	(8,137)	(8,141)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)	(10)	1,846	1,856
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)	(1,725)	25,473	27,198
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)	(1,973)	37,867	39,840
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(200)	(11,425)	(11,225)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)	(1,276)	19,092	20,368
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)	(245)	58,133	58,378
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(2,108)	(2,108)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	(13,788)	(13,788)
MXN	6,545	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(12)	(16,319)	(16,307)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	125	(1,096)	(1,221)
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	710	8,679	7,969
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	630	630
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	646	701	55
NOK	3,360	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(25,422)	(25,422)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	9,417	9,417
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,341	570	(771)
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(4,196)	(4,196)
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(5,179)	(5,179)
NZD	220	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	2,277	(7,414)	(9,691)
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	(5,398)	(5,398)
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	(6,267)	(6,267)
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	(3,935)	(3,935)
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(15,907)	(15,907)
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	(12,424)	(12,424)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	$—	$(19,604)	$(19,604)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	2,822	2,822
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	364	473	109
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	1,365	1,365
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(3,512)	(3,512)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(5,901)	(5,901)
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)	—	(12,237)	(12,237)
THB	4,200	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(6,516)	(6,516)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,922)	(2,922)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	1,673	1,673
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	3,188	3,188
	4,000	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	16,957	16,957
	2,220	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	39,811	39,811
	3,165	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	57,320	57,320
	2,754	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	50,702	50,702
	1,950	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	36,109	36,109
	247	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	4,348	4,348
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	13,551	13,545
ZAR	11,910	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(122)	(24,600)	(24,478)
ZAR	830	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(6)	176	182
					$40,084	$(147,088)	$(187,172)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$(7,460)	$—	$(7,460)	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(4,726)	—	(4,726)	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(1,587)	—	(1,587)	Morgan Stanley & Co. International PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	$(2,860)	$—	$(2,860)	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(1,943)	—	(1,943)	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,850	(1)	2,851	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(1,513)	—	(1,513)	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(4,235)	—	(4,235)	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	(2,775)	—	(2,775)	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(3,309)	—	(3,309)	Morgan Stanley & Co. International PLC
ILS	200	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(2,475)	—	(2,475)	Morgan Stanley & Co. International PLC
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	6,976	—	6,976	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	2,191	—	2,191	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(7,048)	(4)	(7,044)	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(10,582)	—	(10,582)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	(14,128)	(10)	(14,118)	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	6,390	(2)	6,392	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	(351)	—	(351)	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	(1,052)	—	(1,052)	Morgan Stanley & Co. International PLC
THB	5,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(878)	1	(879)	HSBC Bank PLC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	5,265	—	5,265	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$(3,406)	$(24)	$(3,382)	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	7,014	20	6,994	Citibank, N.A.
					$(39,642)	$(20)	$(39,622)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).